Property, Plant and Equipment (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Beginning Balance		BRL 109,390,687	BRL 105,170,221
Beginning Balance		(83,146,378)	(79,445,163)
Acquisition of investments - PT Portugal			40,002,795
Acquisition of investments - PT Portugal			(28,963,167)
Additions		3,622,342	4,765,387
Write-offs		(690,360)	(198,192)
Transfers			(68,853)
Foreign exchange differences			1,967,894
Other		19,285
Transfers to assets held for sale			(42,248,565)
Ending balance		112,341,954	109,390,687
Depreciation expenses		(4,035,577)	(4,708,856)
Write-offs		666,954	119,507
Transfers			93,663
Other		(9,132)
Foreign exchange differences			(1,435,586)
Transfers to assets held for sale			31,193,224
Ending balance		(86,524,133)	(83,146,378)
Beginning Balance		26,244,309
Ending balance		25,817,821	26,244,309
Work in Progress
Property, Plant and Equipment [Line Items]
Beginning Balance		2,657,409	4,569,682
Acquisition of investments - PT Portugal			452,844
Additions		2,893,198	3,029,820
Write-offs			(2,083)
Transfers		(3,894,026)	(4,944,777)
Foreign exchange differences			20,468
Transfers to assets held for sale			(468,545)
Ending balance		1,656,581	2,657,409
Beginning Balance		2,657,409
Ending balance		1,656,581	2,657,409
Automatic switching equipment
Property, Plant and Equipment [Line Items]
Beginning Balance		19,808,094	19,476,331
Beginning Balance		(17,461,235)	(17,075,110)
Acquisition of investments - PT Portugal			6,004,681
Acquisition of investments - PT Portugal			(5,685,512)
Additions		14,274	63,899
Write-offs		(4,737)	(4,595)
Transfers		70,070	317,773
Foreign exchange differences			288,829
Transfers to assets held for sale			(6,338,824)
Ending balance		19,887,701	19,808,094
Depreciation expenses		(399,628)	(458,367)
Write-offs		3,496	3,521
Transfers		(29,376)	(3,027)
Foreign exchange differences			(275,108)
Transfers to assets held for sale			6,032,368
Ending balance		(17,886,743)	(17,461,235)
Beginning Balance		2,346,859
Ending balance		BRL 2,000,958	2,346,859
Annual depreciation rate (average)		11.00%
Transmission and other equipment
Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	BRL 52,193,041	45,332,907
Beginning Balance	[1]	(38,856,573)	(34,307,252)
Acquisition of investments - PT Portugal	[1]		4,537,199
Acquisition of investments - PT Portugal	[1]		(3,169,003)
Additions	[1]	270,031	997,941
Write-offs	[1]	(68,650)	(75,547)
Transfers	[1]	1,992,540	6,045,939
Foreign exchange differences	[1]		255,552
Other	[1]	135
Transfers to assets held for sale	[1]		(4,900,950)
Ending balance	[1]	54,387,097	52,193,041
Depreciation expenses	[1]	(2,225,984)	(2,700,926)
Write-offs	[1]	66,245	61,653
Transfers	[1]	94,258	(2,132,253)
Other	[1]	(109)
Foreign exchange differences	[1]		(168,315)
Transfers to assets held for sale	[1]		3,559,523
Ending balance	[1]	(40,922,163)	(38,856,573)
Beginning Balance	[1]	13,336,468
Ending balance	[1]	BRL 13,464,934	13,336,468
Annual depreciation rate (average)	[1]	10.00%
Infrastructure
Property, Plant and Equipment [Line Items]
Beginning Balance		BRL 25,455,362	26,991,988
Beginning Balance		(20,063,001)	(21,505,346)
Acquisition of investments - PT Portugal			16,357,177
Acquisition of investments - PT Portugal			(11,029,655)
Additions		15,792	308,985
Write-offs		(521,106)	(105,159)
Transfers		1,502,411	(1,711,939)
Foreign exchange differences			785,557
Other		780
Transfers to assets held for sale			(17,171,247)
Ending balance		26,453,239	25,455,362
Depreciation expenses		(1,048,933)	(774,053)
Write-offs		519,546	51,428
Transfers		(5,608)	2,022,793
Other		(169)
Foreign exchange differences			(534,544)
Transfers to assets held for sale			11,706,376
Ending balance		(20,598,165)	(20,063,001)
Beginning Balance		5,392,361
Ending balance		BRL 5,855,074	5,392,361
Annual depreciation rate (average)		8.00%
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Beginning Balance		BRL 4,391,214	3,598,183
Beginning Balance		(2,441,274)	(2,568,768)
Acquisition of investments - PT Portugal			2,957,154
Acquisition of investments - PT Portugal			(1,238,292)
Additions		185,588	92,788
Write-offs		(80,208)	(2,146)
Transfers		(209,257)	592,592
Foreign exchange differences			148,022
Transfers to assets held for sale			(2,995,379)
Ending balance		4,287,337	4,391,214
Depreciation expenses		(107,140)	(189,874)
Write-offs		63,234	(5,016)
Transfers		53,913	351,649
Other		0
Foreign exchange differences			(63,973)
Transfers to assets held for sale			1,273,000
Ending balance		(2,431,267)	(2,441,274)
Beginning Balance		1,949,940
Ending balance		BRL 1,856,070	1,949,940
Annual depreciation rate (average)		8.00%
Other Asset
Property, Plant and Equipment [Line Items]
Beginning Balance		BRL 4,885,567	5,201,130
Beginning Balance		(4,324,295)	(3,988,687)
Acquisition of investments - PT Portugal			9,693,740
Acquisition of investments - PT Portugal			(7,840,705)
Additions		243,459	271,954
Write-offs		(15,659)	(8,662)
Transfers		538,262	(368,441)
Foreign exchange differences			469,466
Other		18,370
Transfers to assets held for sale			(10,373,620)
Ending balance		5,669,999	4,885,567
Depreciation expenses		(253,892)	(585,636)
Write-offs		14,433	7,921
Transfers		(113,187)	(145,499)
Other		(8,854)
Foreign exchange differences			(393,646)
Transfers to assets held for sale			8,621,957
Ending balance		(4,685,795)	(4,324,295)
Beginning Balance		561,272
Ending balance		BRL 984,204	BRL 561,272
Annual depreciation rate (average)		12.00%

[1]	Transmission and other equipment includes transmission and data communication equipment.